Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Earnings per share [Text Block]

10Earnings per share

Philips Group

Earnings per share

in millions of EUR unless otherwise stated1)

	2019	2020	2021
Income from continuing operations	990	999	612
Income (loss) attributable to non-controlling interest, from continuing operations	5	8	4
Income from continuing operations attributable to shareholders	985	991	608
Income from Discontinued operations	183	196	2,711
Income from Discontinued operations attributable to shareholders	183	196	2,711
Net income attributable to shareholders	1,167	1,187	3,319

Weighted average number of common shares outstanding (after deduction of treasury shares) during the year	921,062,109	907,721,150	904,271,675
Plus incremental shares from assumed conversions of:
Options	1,288,001	757,622	387,125
Performance shares	5,896,049	5,561,501	2,548,891
Restricted share rights	2,524,606	2,584,728	2,376,736
Forward contracts			70,329
Dilutive potential common shares	9,708,656	8,903,851	5,383,080
Diluted weighted average number of shares (after deduction of treasury shares) during the year	930,770,765	916,625,001	909,654,754
Basic earnings per common share in EUR
Income from continuing operations attributable to shareholders	1.07	1.09	0.67
Income from Discontinued operations attributable to shareholders	0.20	0.22	3.00
Net income attributable to shareholders	1.27	1.31	3.67
Diluted earnings per common share in EUR2)
Income from continuing operations attributable to shareholders	1.06	1.08	0.67
Income from Discontinued operations attributable to shareholders	0.20	0.21	2.98
Net income attributable to shareholders	1.25	1.29	3.65

Dividend distributed per common share in euros	0.85	0.85	0.85
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.2)The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive